Contract Liabilities (Details) - CNY (¥) ¥ in Billions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Contract Liabilities
Amount of revenues recognized included in the contract liabilities	¥ 15.1	¥ 13.2
Transaction price allocated to unsatisfied performance obligations	21.4
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-01-01
Contract Liabilities
Performance obligation recognized as revenue	¥ 20.5
Expected timing of performance obligation recognized as revenue (in months)	12 months